Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 30, 2011
Morgan Stanley Special Growth Fund (Prospectus Summary): | Morgan Stanley Special Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MORGAN STANLEY SPECIAL GROWTH FUND
Supplement Text	ck0000889128_SupplementTextBlock	Morgan Stanley October 4, 2011 Supplement SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUS OF MORGAN STANLEY SPECIAL GROWTH FUND Dated June 30, 2011
Investment Strategy, Heading	rr_StrategyHeading	The last sentence of the third paragraph under the section entitled "Fund Summary — Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
Investment Strategy Heading2	ck0000889128_InvestmentStrategyHeading2	The following is added as the last sentence of the third paragraph under the section entitled "Fund Summary — Principal Investment Strategies":
Investment Strategy Narrative2	ck0000889128_InvestmentStrategyNarrative2	The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.
SupplementClosingTextBlock	ck0000889128_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Morgan Stanley Special Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPAX
Morgan Stanley Special Growth Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPBX
Morgan Stanley Special Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPCX
Morgan Stanley Special Growth Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMPDX